Receivables From and Payables to Brokers, Dealers and Clearing Organizations - Schedule of Receivables from and Payables to Brokers (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Receivable from brokers, dealers, and clearing organizations:
Receivable from brokers and dealers	$ 38,047,956	$ 12,953,439
Receivable from clearing organization	224,045,084	47,763,799
Total	262,093,040	60,717,238
Payable to brokers, dealers, and clearing organizations:
Payable to brokers and dealers	1,192,873	2,661,653
Payable due to clearing organizations	297,664
Total	$ 1,490,537	$ 2,661,653